Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,220,000
Previously Paid Amount	10,745.71
Total Fee Amount	6,770.08
Total Offset Amount	0
Net Fee	$ 0